Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Composition of inventory

The composition of inventory is as follows (in thousands)~~:~~

	September 30, 2022	December 31, 2021
Raw materials	$5,746	$245
Work in progress	10,470	90
Finished goods	13,314	5,824
Total	$29,530	$6,159
The composition of inventory is as follows (in thousands):

December 31,
2021
Raw materials	$245
Work in progress	90
Finished goods	5,824
Total	$6,159

Summary of inventory reserve

The following table summarizes the movement in the inventory reserve (in thousands):

December 31,
2021
Balance at the beginning of the year	$—
Increases	(856)
Decreases	—
Balance at the end of the year	$(856)